REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Revenues from mining operations:
Revenue from contracts with customers	$ 3,137,795	$ 2,496,878
Provisional pricing adjustments on concentrate sales	318	(1,986)
Gold	3,047,019	2,392,739
Silver	73,904	73,297
Zinc	2,312	18,128
Copper	14,560	12,714
Total revenues from mining operations	$ 3,138,113	$ 2,494,892
Precious metals revenue (as percentage of total revenue)	99.50%	98.90%
Customers who contribute over 10.0% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	4
Percentage of total revenue from mining operations	84.30%	84.80%
Revenues from mining operations:
Total revenues from mining operations	$ 2,646,542	$ 2,115,027
Customer 1
Revenues from mining operations:
Total revenues from mining operations	799,405	600,171
Customer 2
Revenues from mining operations:
Total revenues from mining operations	798,698	504,763
Customer 3
Revenues from mining operations:
Total revenues from mining operations	628,940	344,534
Customer 4
Revenues from mining operations:
Total revenues from mining operations	$ 419,499	335,755
Customer 5
Revenues from mining operations:
Total revenues from mining operations		$ 329,804